1

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 7.47%, 05/01/33Δ	$4,998	$5,147

TOTAL ADJUSTABLE RATE MORTGAGE (COST $4,991)		$5,147

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Series 2005-29, Class WC, 4.75%, 04/25/35	4,008	3,964

WHOLE LOAN – 0.0%**
Bank of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 5.59%, 02/25/34Δ	20,511	20,181
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.34%, 11/25/35Δ	14,153	14,533

TOTAL WHOLE LOAN		$34,714

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $38,485)		$38,678

CORPORATE BONDS – 40.6%

AEROSPACE & DEFENSE – 1.8%
Boeing Co. (The), Sr. Unsecured
2.75%, 02/01/26	2,000,000	1,922,547
3.20%, 03/01/29	150,000	136,696
5.81%, 05/01/50	3,000,000	2,804,620
L3Harris Technologies, Inc., Sr. Unsecured 2.90%, 12/15/29	835,000	762,649
5.35%, 06/01/34	2,900,000	2,941,029
Northrop Grumman Corp., Sr. Unsecured 2.93%, 01/15/25	1,000,000	988,539
4.03%, 10/15/47	1,765,000	1,445,457

TOTAL AEROSPACE & DEFENSE		$11,001,537

AUTOMOTIVE – 1.6%
Ford Motor Credit Co. LLC, Sr. Unsecured 5.13%, 06/16/25	1,500,000	1,491,662
5.80%, 03/05/27	3,000,000	3,026,595
2.90%, 02/16/28	250,000	229,852
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	1,017,535
General Motors Financial Co., Inc., Sr. Unsecured
2.90%, 02/26/25	230,000	226,465
1.25%, 01/08/26	1,000,000	946,533
1.50%, 06/10/26	3,000,000	2,812,947

TOTAL AUTOMOTIVE		$9,751,589

BEVERAGES – 1.0%

Anheuser-Busch Cos. LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,064,783

Description	Par Value	Value

Keurig Dr Pepper, Inc., Company Guaranteed,
5.10%, 03/15/27	$4,200,000	$4,247,878
Keurig Dr. Pepper, Inc., Company Guaranteed,
3.20%, 05/01/30	775,000	714,060

TOTAL BEVERAGES		$6,026,721

BIOTECHNOLOGY – 0.2%
Amgen, Inc., Sr. Unsecured,
5.65%, 03/02/53	1,280,000	1,287,482

BUILDING PRODUCTS – 0.1%
Carrier Global Corp., Sr. Unsecured
2.24%, 02/15/25	418,000	411,415
2.49%, 02/15/27	56,000	53,185
Johnson Controls International PLC, Sr. Unsecured,
4.63%, 07/02/44	100,000	88,090

TOTAL BUILDING PRODUCTS		$552,690

CAPITAL MARKETS – 1.1%
Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	775,000	727,486
Goldman Sachs Group, Inc. (The), Sr. Unsecured
(3 Month Term SOFR + 1.46%), 3.27%, 09/29/25Δ	1,010,000	1,006,022
(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	2,014,900
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	940,064
Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%),
0.99%, 12/10/26Δ	175,000	165,486
Morgan Stanley, Sr. Unsecured, MTN
3.13%, 07/27/26	340,000	329,452
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	831,825
Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	497,685

TOTAL CAPITAL MARKETS		$6,512,920

CHEMICALS – 0.2%
Sherwin-Williams Co. (The), Sr. Unsecured, 2.20%, 03/15/32	1,480,000	1,235,039

COMMERCIAL SERVICES & SUPPLIES – 0.2%
Global Payments, Inc., Sr. Unsecured
2.65%, 02/15/25	275,000	270,964
2.90%, 05/15/30	1,000,000	891,661

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,162,625

COMPUTERS – 0.8%
Apple, Inc., Sr. Unsecured,
0.70%, 02/08/26	110,000	103,914

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Hewlett Packard Enterprise Co., Sr. Unsecured,
6.10%, 04/01/26	$5,000,000	$5,015,410

TOTAL COMPUTERS		$5,119,324

DIVERSIFIED FINANCIAL SERVICES – 9.1%
American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	145,846
Bank of America Corp., Sr. Unsecured, MTN
(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	241,405
3.25%, 10/21/27	1,095,000	1,050,784
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	164,357
Bank of America Corp., Subordinated, MTN, 4.25%, 10/22/26	1,000,000	985,654
Bank of Nova Scotia (The), Sr. Unsecured, GMTN,
5.40%, 06/04/27	4,675,000	4,757,219
Canadian Imperial Bank of Commerce, Sr. Unsecured,
5.24%, 06/28/27	2,120,000	2,122,607
Charles Schwab Corp. (The), Sr. Unsecured, 3.20%, 03/02/27	2,894,000	2,770,810
Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%), 1.12%, 01/28/27Δ	2,750,000	2,597,305
Citigroup, Inc., Subordinated, 4.13%, 07/25/28	1,900,000	1,850,123
Comerica, Inc., Sr. Unsecured, (SOFR + 2.16%), 5.98%, 01/30/30Δ	2,515,000	2,526,184
Fifth Third Bancorp, Sr. Unsecured 2.55%, 05/05/27	780,000	732,164
3.95%, 03/14/28	3,000,000	2,910,028
(SOFR + 1.84%), 5.63%, 01/29/32Δ	1,250,000	1,273,496
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	1,000,000	1,127,479
Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24#	4,325,000	4,322,788
JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month Term SOFR + 1.26%), 6.58%, 05/15/47Δ	1,000,000	913,839
JPMorgan Chase & Co., Sr. Unsecured
(SOFR + 0.92%), 2.60%, 02/24/26Δ	6,000,000	5,916,402
(3 Month Term SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	146,729
KeyBank NA, Sr. Unsecured, 5.85%, 11/15/27#	2,000,000	2,023,313
KeyCorp., Sr. Unsecured, MTN, (SOFR + 1.25%), 6.63%, 05/23/25Δ	1,980,000	1,980,388
PNC Bank NA, Subordinated, BKNT, 2.70%, 10/22/29	1,125,000	1,005,544
PNC Financial Services Group, Inc. (The), Sr. Unsecured
(SOFR + 1.32%), 5.81%, 06/12/26Δ	1,125,000	1,131,163
3.45%, 04/23/29	100,000	94,804
(SOFR + 1.90%), 5.68%, 01/22/35Δ	2,000,000	2,068,459
Truist Bank, Subordinated, BKNT 3.63%, 09/16/25	250,000	245,530
3.80%, 10/30/26	1,000,000	970,808
2.25%, 03/11/30	1,850,000	1,582,422

Description	Par Value	Value

Truist Financial Corp., Sr. Unsecured, MTN,
(SOFR + 2.36%), 5.87%, 06/08/34Δ	$1,500,000	$1,546,243
U.S. Bancorp, Sr. Unsecured, (SOFR + 2.09%),
5.85%, 10/21/33Δ	4,400,000	4,553,523
Wells Fargo & Co., Sr. Unsecured, (SOFR + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,142,797
Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month Term SOFR + 1.01%),
2.16%, 02/11/26Δ	140,000	137,746
Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	1,000,000	833,558

TOTAL DIVERSIFIED FINANCIAL SERVICES		$55,871,517

ELECTRIC – 3.5%
Ameren Corp., Sr. Unsecured, 5.70%, 12/01/26	1,450,000	1,474,237
Dominion Energy, Inc., Series A, Sr. Unsecured,
1.45%, 04/15/26	1,950,000	1,841,153
DTE Energy Co., Sr. Unsecured, 4.95%, 07/01/27	2,000,000	2,007,620
Entergy Arkansas LLC, 1st Mortgage, 4.95%, 12/15/44	1,000,000	904,547
Entergy Corp., Sr. Unsecured, 0.90%, 09/15/25	1,000,000	955,353
Exelon Corp., Sr. Unsecured 5.15%, 03/15/29	2,015,000	2,052,639
4.70%, 04/15/50	2,000,000	1,749,161
FirstEnergy Corp., Series B, Sr. Unsecured, 3.90%, 07/15/27	5,000,000	4,870,235
Southern Co. (The), Series 21-B, Sr. Unsecured,
1.75%, 03/15/28	40,000	36,125
Southern Power Co., Sr. Unsecured, 0.90%, 01/15/26	3,000,000	2,830,182
Southwestern Public Service Co., 1st Mortgage, 6.00%, 06/01/54	1,175,000	1,210,479
Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	211,044
WEC Energy Group, Inc., Sr. Unsecured 1.38%, 10/15/27	750,000	676,623
1.80%, 10/15/30#	1,150,000	966,783

TOTAL ELECTRIC		$21,786,181

ENTERTAINMENT – 0.2%
Warnermedia Holdings, Inc., Company Guaranteed,
5.14%, 03/15/52	2,000,000	1,496,929

FOOD & STAPLES RETAILING – 1.2%
Campbell Soup Co., Sr. Unsecured, 3.30%, 03/19/25	2,050,000	2,020,921
Conagra Brands, Inc., Sr. Unsecured 1.38%, 11/01/27	200,000	179,221
5.40%, 11/01/48	665,000	630,211
Kroger Co. (The), Sr. Unsecured, 3.95%, 01/15/50	1,000,000	791,255
McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	3,050,000	2,867,358

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Mondelez International Holdings Netherlands BV, Company Guaranteed, 0.75%, 09/24/24Ω	$860,000	$853,172

TOTAL FOOD & STAPLES RETAILING		$7,342,138

GAS – 0.2%
Southern Co. Gas Capital Corp., Company Guaranteed, 3.95%, 10/01/46	1,425,000	1,112,297

HEALTHCARE-PRODUCTS – 0.9%
DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	2,330,000	2,307,028
Solventum Corp., Company Guaranteed, 5.45%, 02/25/27Ω	1,750,000	1,766,073
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 1.45%, 11/22/24	1,480,000	1,460,021

TOTAL HEALTHCARE-PRODUCTS		$5,533,122

HEALTHCARE-SERVICES – 2.3%
Cardinal Health, Inc., Sr. Unsecured, 4.50%, 11/15/44	650,000	555,358
Cigna Group (The), Company Guaranteed, 4.80%, 07/15/46	1,000,000	904,149
Cigna Group (The), Sr. Unsecured 5.69%, 03/15/26	2,740,000	2,746,177
2.38%, 03/15/31	250,000	215,276
CommonSpirit Health, Sr. Secured 2.76%, 10/01/24	3,140,000	3,124,394
3.35%, 10/01/29	150,000	140,401
Elevance Health, Inc., Sr. Unsecured, 3.65%, 12/01/27	1,650,000	1,601,406
McKesson Corp., Sr. Unsecured, 5.25%, 02/15/26	2,745,000	2,745,828
NYU Langone Hospitals, Series 2020, Secured, 3.38%, 07/01/55	1,000,000	717,240
UnitedHealth Group, Inc., Sr. Unsecured 2.95%, 10/15/27	1,350,000	1,287,333
3.95%, 10/15/42	290,000	244,721

TOTAL HEALTHCARE-SERVICES		$14,282,283

HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.60%, 05/15/50#	1,405,000	1,112,883

INSURANCE – 0.8%
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 05/15/43	425,000	385,196
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26#	1,380,000	1,339,486
Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	206,045
W.R. Berkley Corp., Sr. Unsecured 4.75%, 08/01/44	1,715,000	1,571,080
4.00%, 05/12/50	1,425,000	1,127,966

TOTAL INSURANCE		$4,629,773

Description	Par Value	Value

MEDIA – 0.7%
CCO Holdings LLC, Sr. Unsecured, 4.25%, 02/01/31Ω	$3,000,000	$2,561,250
Discovery Communications LLC, Company Guaranteed 3.95%, 03/20/28	1,000,000	941,252
3.63%, 05/15/30	1,000,000	881,808

TOTAL MEDIA		$4,384,310

MISCELLANEOUS MANUFACTURING – 0.4%
Textron, Inc., Sr. Unsecured 3.88%, 03/01/25	750,000	742,366
2.45%, 03/15/31#	2,000,000	1,710,500

TOTAL MISCELLANEOUS MANUFACTURING		$2,452,866

OIL & GAS – 1.7%
Diamondback Energy, Inc., Company Guaranteed, 5.40%, 04/18/34	1,245,000	1,266,833
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	745,000	742,920
Occidental Petroleum Corp., Sr. Unsecured, 5.00%, 08/01/27#	2,500,000	2,517,018
Phillips 66, Company Guaranteed, 3.85%, 04/09/25	575,000	568,876
Pioneer Natural Resources Co., Sr. Unsecured 1.13%, 01/15/26	1,000,000	947,933
1.90%, 08/15/30	1,940,000	1,666,380
2.15%, 01/15/31	1,000,000	860,367
Valero Energy Corp., Sr. Unsecured 2.15%, 09/15/27	1,800,000	1,667,401
4.90%, 03/15/45	563,000	517,041

TOTAL OIL & GAS		$10,754,769

ONLINE RETAILER – 0.1%
Amazon.com, Inc., Sr. Unsecured 1.20%, 06/03/27	100,000	91,517
3.25%, 05/12/61	1,000,000	689,020

TOTAL ONLINE RETAILER		$780,537

PHARMACEUTICALS – 1.5%
AbbVie, Inc., Sr. Unsecured 2.95%, 11/21/26	1,875,000	1,809,567
4.25%, 11/14/28	1,235,000	1,226,435
4.40%, 11/06/42	460,000	414,663
4.88%, 11/14/48	1,000,000	944,902
4.25%, 11/21/49	1,000,000	859,593
AstraZeneca Finance LLC, Company Guaranteed, 1.75%, 05/28/28	500,000	452,033
AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	93,642
Becton Dickinson & Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	84,045
Bristol-Myers Squibb Co., Sr. Unsecured, 3.40%, 07/26/29	310,000	295,551
CVS Health Corp., Sr. Unsecured 1.30%, 08/21/27	145,000	129,969

July 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.88%, 02/28/31	$2,000,000	$1,647,707
Pfizer, Inc., Sr. Unsecured, 2.63%, 04/01/30	650,000	589,804
Zoetis, Inc., Sr. Unsecured 3.00%, 09/12/27	125,000	118,693
3.95%, 09/12/47	1,005,000	804,332

TOTAL PHARMACEUTICALS		$9,470,936

PIPELINES – 4.4%
Enbridge, Inc., Company Guaranteed, 5.63%, 04/05/34	5,000,000	5,111,577
Energy Transfer LP, Sr. Unsecured 4.00%, 10/01/27	3,000,000	2,929,840
4.95%, 06/15/28	3,000,000	3,010,822
3.75%, 05/15/30	715,000	672,472
5.30%, 04/15/47	1,250,000	1,137,503
Enterprise Products Operating LLC, Company Guaranteed 4.20%, 01/31/50	1,120,000	928,193
4.95%, 10/15/54	500,000	462,456
Kinder Morgan Energy Partners LP, Company Guaranteed, 5.40%, 09/01/44	1,000,000	941,206
Kinder Morgan, Inc., Company Guaranteed 5.20%, 03/01/48	2,040,000	1,867,707
3.60%, 02/15/51	1,315,000	929,487
MPLX LP, Sr. Unsecured 4.70%, 04/15/48	1,000,000	851,823
4.95%, 03/14/52	1,000,000	873,309
ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	1,000,000	1,037,418
ONEOK, Inc., Company Guaranteed, 6.10%, 11/15/32	335,000	355,323
Spectra Energy Partners LP, Company Guaranteed, 3.50%, 03/15/25	670,000	663,236
Targa Resources Corp., Company Guaranteed, 6.13%, 03/15/33	2,900,000	3,057,503
Targa Resources Partners LP, Company Guaranteed, 4.88%, 02/01/31	1,245,000	1,206,094
Williams Cos., Inc. (The), Sr. Unsecured, 3.50%, 10/15/51	1,485,000	1,051,759

TOTAL PIPELINES		$27,087,728

REAL ESTATE INVESTMENT TRUSTS – 2.6%
American Tower Corp., Sr. Unsecured 3.13%, 01/15/27	1,000,000	959,136
4.05%, 03/15/32	1,000,000	938,896
3.10%, 06/15/50	1,500,000	1,001,203
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	1,420,000	1,372,511
Healthcare Realty Holdings LP, Company Guaranteed 3.88%, 05/01/25	1,215,000	1,195,633
3.63%, 01/15/28	1,100,000	1,032,151
Healthpeak OP LLC, Company Guaranteed 3.25%, 07/15/26	110,000	106,693
2.88%, 01/15/31	2,350,000	2,083,901

Description	Par Value	Value

Ventas Realty LP, Company Guaranteed 3.25%, 10/15/26	$3,208,000	$3,087,661
4.00%, 03/01/28	250,000	242,641
Welltower OP LLC, Company Guaranteed 4.00%, 06/01/25	3,000,000	2,967,079
4.95%, 09/01/48	1,000,000	935,722

TOTAL REAL ESTATE INVESTMENT TRUSTS		$15,923,227

RETAIL – 0.2%
Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	191,463
Nordstrom, Inc., Sr. Unsecured, 5.00%, 01/15/44	1,000,000	802,500

TOTAL RETAIL		$993,963

SEMICONDUCTORS – 0.5%
Broadcom, Inc., Sr. Unsecured, 5.05%, 07/12/27	1,790,000	1,806,296
Micron Technology, Inc., Sr. Unsecured, 2.70%, 04/15/32	1,500,000	1,275,009

TOTAL SEMICONDUCTORS		$3,081,305

SOFTWARE – 0.4%
Roper Technologies, Inc., Sr. Unsecured, 2.00%, 06/30/30	1,345,000	1,153,361
Workday, Inc., Sr. Unsecured, 3.50%, 04/01/27	1,385,000	1,344,352

TOTAL SOFTWARE		$2,497,713

TELECOMMUNICATIONS – 1.1%
AT&T, Inc., Sr. Unsecured 4.50%, 05/15/35	845,000	798,294
3.55%, 09/15/55	1,423,000	989,684
T-Mobile USA, Inc., Company Guaranteed, 5.75%, 01/15/34	1,275,000	1,337,947
Verizon Communications, Inc., Sr. Unsecured 2.10%, 03/22/28	50,000	45,882
1.75%, 01/20/31	2,310,000	1,917,727
2.36%, 03/15/32	305,000	255,138
3.40%, 03/22/41	1,515,000	1,192,052

TOTAL TELECOMMUNICATIONS		$6,536,724

TRANSPORTATION – 0.9%
FedEx Corp., Company Guaranteed, 2.40%, 05/15/31#	2,500,000	2,167,249
Ryder System, Inc., Sr. Unsecured, MTN, 2.85%, 03/01/27	2,645,000	2,522,321
Union Pacific Corp., Sr. Unsecured, 4.30%, 03/01/49	675,000	577,580

TOTAL TRANSPORTATION		$5,267,150

TRUCKING & LEASING – 0.7%
GATX Corp., Sr. Unsecured 3.25%, 09/15/26	1,570,000	1,513,774
3.85%, 03/30/27	1,500,000	1,462,335
4.00%, 06/30/30	1,000,000	949,641

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

5.20%, 03/15/44	$640,000	$605,894

TOTAL TRUCKING & LEASING		$4,531,644

TOTAL CORPORATE BONDS (COST $262,530,165)		$249,579,922

GOVERNMENT AGENCIES – 1.3%

FEDERAL HOME LOAN BANK (FHLB) – 1.1%
3.25%, 11/16/28#	6,960,000	6,756,131

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%
6.25%, 05/15/29#	750,000	824,850
7.25%, 05/15/30	400,000	465,769

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,290,619

TOTAL GOVERNMENT AGENCIES (COST $8,719,391)		$8,046,750

MORTGAGE-BACKED SECURITIES – 23.9%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 7.8%
Pool C00478, 8.50%, 09/01/26	2,024	2,066
Pool E09010, 2.50%, 09/01/27	113,458	109,651
Pool G18497, 3.00%, 01/01/29	18,576	17,584
Pool C01272, 6.00%, 12/01/31	5,590	5,730
Pool A13990, 4.50%, 10/01/33	4,079	3,855
Pool G01625, 5.00%, 11/01/33	16,617	16,510
Pool A18401, 6.00%, 02/01/34	6,756	7,011
Pool QN1900, 3.00%, 04/01/35	569,367	543,718
Pool G08097, 6.50%, 11/01/35	9,058	9,665
Pool G02296, 5.00%, 06/01/36	44,036	44,487
Pool G02390, 6.00%, 09/01/36	4,253	4,537
Pool G05317, 5.00%, 04/01/37	177,380	179,194
Pool G08193, 6.00%, 04/01/37	8,092	8,351
Pool G03703, 5.50%, 12/01/37	5,041	5,267
Pool G04776, 5.50%, 07/01/38	17,141	17,364
Pool G05500, 5.00%, 05/01/39	163,734	165,108
Pool A93415, 4.00%, 08/01/40	228,887	221,824
Pool A93505, 4.50%, 08/01/40	281,781	278,611
Pool A93996, 4.50%, 09/01/40	212,121	209,735
Pool G06222, 4.00%, 01/01/41	336,950	328,158
Pool A97047, 4.50%, 02/01/41	217,114	215,701
Pool G06956, 4.50%, 08/01/41	219,414	217,986
Pool C03750, 3.50%, 02/01/42	94,977	88,317
Pool C03849, 3.50%, 04/01/42	52,144	48,902
Pool Q08305, 3.50%, 05/01/42	385,449	358,994
Pool C04305, 3.00%, 11/01/42	1,020,221	958,416
Pool C09020, 3.50%, 11/01/42	742,074	690,231
Pool G07266, 4.00%, 12/01/42	637,424	619,231
Pool C04444, 3.00%, 01/01/43	32,926	30,108
Pool C09029, 3.00%, 03/01/43	140,881	126,024
Pool G08534, 3.00%, 06/01/43	173,093	154,838
Pool Q19476, 3.50%, 06/01/43	278,020	260,022
Pool C09044, 3.50%, 07/01/43	337,664	315,800
Pool G07889, 3.50%, 08/01/43	298,025	278,437
Pool G07624, 4.00%, 12/01/43	307,137	300,221
Pool G60038, 3.50%, 01/01/44	1,606,461	1,500,822
Pool G07680, 4.00%, 04/01/44	529,313	514,104
Pool G07943, 4.50%, 08/01/44	27,809	27,635
Pool G08607, 4.50%, 09/01/44	186,194	184,716

Description	Par Value	Value

Pool Q33547, 3.50%, 05/01/45	$262,500	$239,362
Pool Q36970, 4.00%, 10/01/45	124,710	119,563
Pool G60384, 4.50%, 12/01/45	18,899	18,735
Pool Q39644, 3.50%, 03/01/46	769,140	710,944
Pool Q39438, 4.00%, 03/01/46	759,873	727,029
Pool G08705, 3.00%, 05/01/46	70,999	63,751
Pool G08708, 4.50%, 05/01/46	124,133	121,007
Pool ZS4671, 3.00%, 08/01/46	459,207	410,077
Pool Q44452, 3.00%, 11/01/46	671,072	602,570
Pool ZS4693, 3.00%, 12/01/46	1,276,132	1,146,320
Pool SD8037, 2.50%, 01/01/50	2,567,385	2,183,504
Pool RA2341, 2.50%, 04/01/50	2,192,142	1,861,632
Pool SD8104, 1.50%, 11/01/50	2,290,428	1,762,062
Pool RA4349, 2.50%, 01/01/51	1,136,641	960,933
Pool SD8141, 2.50%, 04/01/51	1,057,937	892,993
Pool SD8190, 3.00%, 01/01/52	2,028,132	1,785,054
Pool QE2363, 3.50%, 05/01/52	3,603,323	3,267,515
Pool SD3139, 3.50%, 07/01/52	975,528	884,673
Pool RA7777, 4.50%, 08/01/52	3,103,507	2,991,058
Pool SD2066, 4.00%, 12/01/52	612,085	573,613
Pool SD3238, 5.50%, 12/01/52	1,942,250	1,947,741
Pool SD2617, 5.00%, 03/01/53	5,673,930	5,596,524
Pool RA8647, 4.50%, 05/01/53	2,264,637	2,182,645
Pool SD3786, 5.00%, 05/01/53	1,276,675	1,259,458
Pool RA9431, 5.50%, 07/01/53	3,276,780	3,305,576
Pool SD3745, 6.00%, 09/01/53	3,567,243	3,620,424

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$48,303,694

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 16.1%
Pool AE2520, 3.00%, 01/01/26	49,657	48,713
Pool 329794, 7.00%, 02/01/26	839	843
Pool 256639, 5.00%, 02/01/27	5,632	5,674
Pool 256752, 6.00%, 06/01/27	6,592	6,607
Pool 257007, 6.00%, 12/01/27	6,644	6,666
Pool AB8997, 2.50%, 04/01/28	33,520	32,435
Pool AS4480, 2.50%, 02/01/30	210,093	199,711
Pool AS7462, 2.50%, 06/01/31	108,467	102,240
Pool 254007, 6.50%, 10/01/31	2,801	2,926
Pool 254240, 7.00%, 03/01/32	9,091	9,187
Pool 638023, 6.50%, 04/01/32	25,764	26,510
Pool 642345, 6.50%, 05/01/32	17,220	17,739
Pool 651292, 6.50%, 07/01/32	36,666	37,583
Pool 686398, 6.00%, 03/01/33	42,430	43,127
Pool BP6496, 2.00%, 07/01/35	678,915	614,117
Pool MA4095, 2.00%, 08/01/35	858,211	776,303
Pool 745412, 5.50%, 12/01/35	12,794	12,906
Pool 888789, 5.00%, 07/01/36	72,765	73,646
Pool 256515, 6.50%, 12/01/36	5,159	5,497
Pool AE0217, 4.50%, 08/01/40	34,410	34,020
Pool AB1796, 3.50%, 11/01/40	212,062	199,987
Pool AH5583, 4.50%, 02/01/41	90,354	89,777
Pool 890551, 4.50%, 08/01/41	22,294	22,147
Pool AL0658, 4.50%, 08/01/41	129,553	128,699
Pool AL1319, 4.50%, 10/01/41	156,392	155,161
Pool AL6302, 4.50%, 10/01/41	231,563	230,084
Pool AX5302, 4.00%, 01/01/42	391,592	378,421
Pool AK4523, 4.00%, 03/01/42	445,565	428,336

July 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool AL2034, 4.50%, 04/01/42	$56,477	$56,104
Pool AB7936, 3.00%, 02/01/43	625,165	560,402
Pool AL3761, 4.50%, 02/01/43	66,185	66,136
Pool MA1458, 3.00%, 06/01/43	138,673	126,244
Pool AT7899, 3.50%, 07/01/43	935,541	873,029
Pool AS0302, 3.00%, 08/01/43	1,499,480	1,365,065
Pool AU4279, 3.00%, 09/01/43	307,103	279,574
Pool AL5537, 4.50%, 04/01/44	104,879	104,188
Pool AS3155, 4.00%, 08/01/44	15,070	14,443
Pool AX0833, 3.50%, 09/01/44	264,453	241,309
Pool AL6325, 3.00%, 10/01/44	953,577	868,105
Pool AS5136, 4.00%, 06/01/45	90,099	86,042
Pool AZ7362, 4.00%, 11/01/45	257,727	246,153
Pool AZ9565, 3.50%, 12/01/45	341,810	317,481
Pool BC0326, 3.50%, 12/01/45	310,622	288,508
Pool BC0245, 3.00%, 02/01/46	190,885	170,461
Pool BC0830, 3.00%, 04/01/46	286,140	255,527
Pool AS7568, 4.50%, 07/01/46	39,989	39,285
Pool BC4764, 3.00%, 10/01/46	392,683	350,662
Pool MA2771, 3.00%, 10/01/46	117,088	104,851
Pool AS8276, 3.00%, 11/01/46	397,882	355,301
Pool BC9003, 3.00%, 11/01/46	407,788	364,151
Pool BE1899, 3.00%, 11/01/46	1,589,489	1,419,383
Pool BE3767, 3.50%, 07/01/47	358,629	330,611
Pool BH2618, 3.50%, 08/01/47	105,642	97,390
Pool MA3088, 4.00%, 08/01/47	309,967	295,713
Pool BH4010, 4.50%, 09/01/47	303,322	297,740
Pool BH9215, 3.50%, 01/01/48	512,412	470,344
Pool BJ0650, 3.50%, 03/01/48	2,139,737	1,969,815
Pool BJ0639, 4.00%, 03/01/48	122,014	115,629
Pool BJ9169, 4.00%, 05/01/48	566,167	536,558
Pool BK4764, 4.00%, 08/01/48	524,977	499,155
Pool BN1628, 4.50%, 11/01/48	257,947	252,941
Pool BM5334, 3.50%, 01/01/49	483,716	445,776
Pool MA3871, 3.00%, 12/01/49	1,306,440	1,161,691
Pool CA5306, 3.00%, 03/01/50	1,095,954	970,268
Pool CA5353, 3.50%, 03/01/50	978,594	891,631
Pool MA4100, 2.00%, 08/01/50	1,230,885	999,907
Pool FM3989, 2.50%, 08/01/50	794,306	672,835
Pool CA6983, 2.00%, 09/01/50	2,170,428	1,767,799
Pool CA7106, 2.00%, 09/01/50	1,393,504	1,134,987
Pool MA4119, 2.00%, 09/01/50	921,914	748,904
Pool BQ2999, 2.50%, 10/01/50	1,837,795	1,548,342
Pool CA7383, 3.00%, 10/01/50	1,202,453	1,051,894
Pool CA7734, 2.50%, 11/01/50	1,276,240	1,078,069
Pool FM5297, 3.00%, 11/01/50	1,667,779	1,483,735
Pool MA4208, 2.00%, 12/01/50	951,380	771,073
Pool CA8021, 2.50%, 12/01/50	3,733,144	3,145,836
Pool FM5166, 3.00%, 12/01/50	847,956	742,557
Pool BQ4495, 2.00%, 02/01/51	5,192,735	4,205,127
Pool CA8929, 2.00%, 02/01/51	2,451,817	1,983,929
Pool FM6426, 2.00%, 03/01/51	2,092,102	1,716,308
Pool CB0199, 3.00%, 04/01/51	655,275	574,827
Pool BR7857, 2.50%, 05/01/51	3,258,587	2,750,665
Pool FM7188, 2.50%, 05/01/51	2,289,105	1,973,621
Pool CB0727, 2.50%, 06/01/51	5,754,446	4,879,575
Pool FM8440, 2.50%, 08/01/51	1,309,249	1,109,904

Description	Par Value	Value

Pool FM9949, 2.00%, 12/01/51	$846,738	$690,840
Pool FM9871, 2.50%, 12/01/51	5,816,671	4,931,879
Pool BU1416, 3.00%, 01/01/52	2,065,866	1,811,294
Pool FS0982, 3.00%, 03/01/52	1,738,813	1,533,441
Pool FS1571, 2.00%, 04/01/52	3,640,486	2,931,720
Pool CB3334, 3.50%, 04/01/52	5,376,311	4,903,141
Pool BV7245, 4.00%, 05/01/52	6,194,107	5,809,776
Pool MA4644, 4.00%, 05/01/52	1,225,915	1,150,221
Pool CB4818, 4.00%, 10/01/52	1,057,517	992,131
Pool CB4800, 4.50%, 10/01/52	6,170,673	5,950,153
Pool FS5676, 5.00%, 12/01/52	6,524,256	6,435,221
Pool FS6931, 5.50%, 01/01/53	3,045,081	3,052,757
Pool FS5113, 5.50%, 07/01/53	653,269	654,317
Pool MA5108, 6.00%, 08/01/53	2,999,049	3,041,692

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$98,805,205

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 2077, 7.00%, 09/20/25	434	434
Pool 780825, 6.50%, 07/15/28	11,617	11,873
Pool 2616, 7.00%, 07/20/28	6,765	6,945
Pool 2701, 6.50%, 01/20/29	14,438	14,798
Pool 426727, 7.00%, 02/15/29	1,768	1,779
Pool 503405, 6.50%, 04/15/29	6,010	6,094
Pool 781231, 7.00%, 12/15/30	7,500	7,663

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$49,586

TOTAL MORTGAGE-BACKED SECURITIES (COST $163,672,272)		$147,158,485

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%
New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	2,174,403

TOTAL MUNICIPAL BOND (COST $2,500,000)		$2,174,403

U.S. TREASURY OBLIGATIONS – 33.3%

U.S. TREASURY BONDS – 9.5%
6.38%, 08/15/27	450,000	479,395
5.25%, 02/15/29#	12,500,000	13,181,282
6.25%, 05/15/30	500,000	558,207
5.38%, 02/15/31	600,000	649,496
2.00%, 11/15/41	985,000	700,285
2.38%, 02/15/42	2,000,000	1,506,953
3.00%, 05/15/42	500,000	414,417
3.63%, 08/15/43	881,000	788,567
3.75%, 11/15/43	365,000	332,238
3.63%, 02/15/44	2,106,000	1,880,113
3.13%, 08/15/44	6,637,000	5,471,744
3.00%, 11/15/44	2,000,000	1,612,291
2.50%, 02/15/45	2,135,000	1,574,623
3.00%, 05/15/45	2,000,000	1,606,679
2.88%, 08/15/45	300,000	235,423
3.00%, 11/15/45	765,000	612,049
2.50%, 02/15/46	280,000	204,104
3.00%, 02/15/47	1,098,000	869,049
3.00%, 05/15/47	1,695,000	1,339,450

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

2.75%, 11/15/47	$2,235,000	$1,679,548
1.25%, 05/15/50	3,300,000	1,694,317
1.38%, 08/15/50	3,000,000	1,588,119
1.63%, 11/15/50	2,500,000	1,415,653
2.00%, 08/15/51	13,255,000	8,224,761
3.63%, 05/15/53	3,035,000	2,668,364
4.13%, 08/15/53	3,000,000	2,885,166
4.25%, 02/15/54	4,000,000	3,934,404

TOTAL U.S. TREASURY BONDS		$58,106,697

U.S. TREASURY NOTES – 23.8%
1.63%, 02/15/26	7,000,000	6,708,594
1.63%, 05/15/26	5,470,000	5,215,013
4.50%, 07/15/26	3,000,000	3,012,068
2.00%, 11/15/26	4,180,000	3,983,195
2.25%, 02/15/27	5,030,000	4,803,448
1.13%, 02/28/27	250,000	231,787
0.50%, 06/30/27	450,000	406,253
3.13%, 08/31/27	15,000,000	14,599,258
2.25%, 11/15/27	300,000	283,550
2.75%, 02/15/28	6,750,000	6,467,499
4.00%, 02/29/28	10,000,000	9,998,735
1.25%, 06/30/28	500,000	450,876
2.88%, 08/15/28	5,000,000	4,794,291
4.38%, 08/31/28	5,500,000	5,583,122
1.38%, 10/31/28	8,000,000	7,197,125
4.88%, 10/31/28	3,000,000	3,105,825
3.13%, 11/15/28	350,000	338,337
2.38%, 05/15/29	7,900,000	7,360,328
4.25%, 06/30/29	7,000,000	7,098,281
1.63%, 08/15/29	5,000,000	4,478,763
1.50%, 02/15/30	5,000,000	4,392,875
3.50%, 04/30/30	3,500,000	3,418,497
0.63%, 05/15/30	550,000	456,061
1.13%, 02/15/31	4,000,000	3,358,018
1.63%, 05/15/31	5,000,000	4,308,491
4.63%, 05/31/31	10,000,000	10,392,142
1.38%, 11/15/31	1,880,000	1,571,829
1.88%, 02/15/32	6,000,000	5,177,766
2.75%, 08/15/32	7,000,000	6,397,382
4.13%, 11/15/32	4,000,000	4,031,953
3.38%, 05/15/33	7,000,000	6,659,997

TOTAL U.S. TREASURY NOTES		$146,281,359

TOTAL U.S. TREASURY OBLIGATIONS (COST $220,549,042)		$204,388,056

	Number of Shares

MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	881,879	881,879

TOTAL MONEY MARKET FUND (COST $881,879)		$881,879

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.8%

REPURCHASE AGREEMENTS – 2.8%
Bank of America Securities, Inc., 5.35%, dated 7/31/24, due 8/01/24, repurchase price $1,283,828, collateralized by U.S. Government Agency Securities, 1.50% to 7.50%, maturing 12/01/27 to 7/01/54; total market value of $1,309,310.	$1,283,637	$1,283,637
Bank of Montreal, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $3,166,776, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/32 to 8/01/54; total market value of $3,229,632.	3,166,306	3,166,306
BNP Paribas SA, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $3,166,776, collateralized by U.S. Government Agency & Treasury Securities, 1.22% to 7.00%, maturing 9/30/25 to 7/20/64; total market value of $3,229,632.	3,166,306	3,166,306
Deutsche Bank Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $3,166,776, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 6.00%, maturing 7/31/26 to 10/01/53; total market value of $3,229,632.	3,166,306	3,166,306
National Bank Financial, 5.39%, dated 7/31/24, due 8/01/24, repurchase price $3,166,780, collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 8/01/24 to 9/09/49; total market value of $3,229,632.	3,166,306	3,166,306
Nomura Securities International, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $3,166,776, collateralized by U.S. Government Agency & Treasury Securities, 1.10% to 6.50%, maturing 3/01/28 to 4/15/59; total market value of $3,229,633.	3,166,306	3,166,306

TOTAL REPURCHASE AGREEMENTS (COST $17,115,167)		$17,115,167

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $17,115,167)		$17,115,167

TOTAL INVESTMENTS – 102.4% (COST $676,011,392)		$629,388,487
COLLATERAL FOR SECURITIES ON LOAN – (2.8%)		(17,115,167)
OTHER ASSETS LESS LIABILITIES – 0.4%		2,400,840

TOTAL NET ASSETS – 100.0%		$614,674,160

July 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$5,147	$—	$5,147
Collateralized Mortgage Obligations	—	38,678	—	38,678
Corporate Bonds	—	249,579,922	—	249,579,922
Government Agencies	—	8,046,750	—	8,046,750
Mortgage-Backed Securities	—	147,158,485	—	147,158,485
Municipal Bond	—	2,174,403	—	2,174,403
U.S. Treasury Obligations	—	204,388,056	—	204,388,056
Money Market Fund	881,879	—	—	881,879
Repurchase Agreements	—	17,115,167	—	17,115,167

Total	$881,879	$628,506,608	$—	$629,388,487

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2024, these liquid restricted securities amounted to $6,514,019, representing 1.06% of total net assets.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)